Operating Lease Right-of-Use Assets, Net (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jul. 07, 2021 USD ($) a	Jul. 07, 2021 CNY (¥) a
Operating Lease Right-of-Use Assets, Net [Line Items]
Area of right of use (in Acres) | a						74	74
Agreement amount	$ 4,383,029	$ 4,795,273
Prepaid installment amount				$ 2,319,791	¥ 15,000,000
Operating lease right-of-use assets	402,441	403,960	$ 692,557
Right of Use for Farmland [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Agreement amount						$ 2,319,791	¥ 15,000,000
Shou Hill Valley Area and Villas [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Operating lease right-of-use assets	402,441	403,960	430,112
Interest on lease liabilities	$ 44,192	$ 44,359	$ 65,924
Shou Hill Valley Area and Villas [Member] | Maximum [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Number of operating leases right-of-use assets	20 years
Shou Hill Valley Area and Villas [Member] | Minimum [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Number of operating leases right-of-use assets	12 years 6 months
Base Station Tower [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Number of operating leases right-of-use assets	10 years